Finance costs - Summary of detailed information about net finance cost (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Finance income
- Net foreign exchange gains		€ 7,316
- Interest income	€ 6	70
Total finance income	6	7,386
Finance expenses
- Interest expense on lease liabilities	(2,818)	(4,152)
- Interest expense on borrowings	(22,602)	(15,488)
- Net foreign exchange losses	(495)
- Other	(832)	(417)
Total finance expenses	(26,747)	(20,057)
Total finance costs - net	€ (26,741)	€ (12,671)	[1]

[1]	The consolidated statements of profit or loss for the six months ended June 30, 2025 have been restated in accordance with IFRS 5, with the results of Caruso Brand presented as a discontinued operation (see Note 8).